Note 17 - Subsequent Events - Unaudited (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended		3 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended		4 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended										1 Months Ended		12 Months Ended
	Dec. 12, 2013	Sep. 19, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013	Jan. 25, 2013	May 06, 2014 Subsequent Event [Member] Extended Maturity Date [Member] Chairman and Chief Executive Officer [Member]	Jun. 10, 2014 Subsequent Event [Member] Employee Stock Option [Member] 2013 Long-Term Incentive Compensation Plan [Member] Employees [Member]	Mar. 26, 2014 Subsequent Event [Member] Promissory Note [Member]	Jan. 28, 2014 Subsequent Event [Member] Promissory Note [Member]	Mar. 31, 2014 Subsequent Event [Member] Fifteen Percentage Term Notes [Member]	Mar. 07, 2014 Subsequent Event [Member] Fifteen Percentage Term Notes [Member]	Jan. 28, 2014 Subsequent Event [Member] Fifteen Percentage Term Notes [Member]	May 01, 2014 Subsequent Event [Member] Saltwater Disposal Well and Equipment in Frio County, Texas [Member] Sable Environmental SWD 7, LLC [Member]	Jul. 31, 2014 Subsequent Event [Member] Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Subsequent Event [Member] Chairman and Chief Executive Officer [Member]	Apr. 25, 2014 Subsequent Event [Member] Board of Directors Chairman [Member]	May 06, 2014 Subsequent Event [Member] Board of Directors Chairman [Member]	Apr. 25, 2014 Subsequent Event [Member] Gary C Evans [Member]	Apr. 25, 2014 Subsequent Event [Member] Management [Member]	Apr. 25, 2014 Subsequent Event [Member] Chairman and Chief Executive Officer [Member]	Apr. 25, 2014 Subsequent Event [Member] Management [Member]	Jun. 30, 2014 Subsequent Event [Member] Lawsuits Related to White Top and Blackwater Acquisitions [Member]	Jun. 10, 2014 Subsequent Event [Member]	Mar. 11, 2014 Subsequent Event [Member]	Mar. 11, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]	Jan. 27, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]	Aug. 11, 2014 Subsequent Event [Member]	May 02, 2014 Subsequent Event [Member]	Mar. 26, 2014 Subsequent Event [Member]	Mar. 07, 2014 Subsequent Event [Member]	Jan. 28, 2014 Subsequent Event [Member]	May 02, 2014 Subsequent Event [Member] Cash [Member]	Mar. 26, 2014 Subsequent Event [Member] Cash [Member]	Mar. 11, 2014 Subsequent Event [Member] Cash [Member]	Jan. 28, 2014 Subsequent Event [Member] Cash [Member]	Oct. 31, 2014 Scenario, Forecast [Member] Chairman and Chief Executive Officer [Member]	Oct. 30, 2014 Scenario, Forecast [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Feb. 13, 2012 Employee Stock Option [Member]	Mar. 11, 2014 Saltwater Disposal Well and Equipment in Frio County, Texas [Member] Sable Environmental SWD 7, LLC [Member]	Dec. 31, 2013 Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Chairman and Chief Executive Officer [Member]
Note 17 - Subsequent Events - Unaudited (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																									62,500					120,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																									10 years					10 years
Investment Options, Exercise Price (in Dollars per share)																														$ 1.09
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years																3 years					3 years
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds										$ 2,400,000	$ 2,900,000				$ 4,700,000												$ 4,600,000									$ 7,600,000	$ 3,400,000		$ 3,900,000	$ 4,700,000	$ 1,000,000	$ 500,000	$ 1,000,000					$ 4,600,000
Debt Instrument, Interest Rate During Period										10.00%	10.00%	15.00%
Debt Instrument, Face Amount				831,000									50,000	1,100,000			1,500,000
Debt Instrument, Interest Rate, Stated Percentage						5.24%	4.25%							15.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																																	100,879						96,444
Share Price (in Dollars per share)			$ 1.09	$ 1.40	$ 1.65																												$ 2.25						$ 2.25							$ 1.65	$ 1.65
Class of warrant or right expiration period																															5 years		5 years
Class of Warrant or Right, Outstanding (in Shares)																																						4,444
Proceeds from Issuance of Commercial Paper																										2,900,000	2,900,000
Warrants Not Settleable in Cash, Fair Value Disclosure																																	42,000
Gain (Loss) on Sale of Properties, before Applicable Income Taxes																																		81,000
Stock Issued During Period, Shares, New Issues (in Shares)	107,142	181,786																1,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			120,000	2,637,400	2,025,750				62,500											445,000	2,600,000		2,600,000																							3,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 1.09	$ 1.40	$ 1.65				$ 1.21												$ 0.98		$ 0.98		$ 1.21
Due to Related Parties, Current																			1,500,000
Payments of Debt Extinguishment Costs																																50,000
Gains (Losses) on Extinguishment of Debt					204,501																											1,900,000
Repayments of Related Party Debt																1,300,000												1,300,000																200,000	200,000
Maximum Initial Offering Price for Universal Shelf Registration																																			150,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)					74,230																445,000	1,250,000	445,000
Proceeds from Collection of Notes Receivable															2,900,000
Proceeds Received at Closing															7,600,000
Line of Credit Facility, Amount Outstanding								1,500,000																																									1,500,000	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years						10 years
Period Between Grant Date and Vesting Period Start Date									1 year
Number of Independent Pipelines																													3
Lessee Leasing Arrangements, Operating Leases, Term of Contract																																		10 years
Lessee Leasing Arrangements, Operating Leases, Renewal Term																																		10 years
Litigation Settlement, Amount																								50,000
Preferred Stock Received from Settlement of Lawsuit (in Shares)																								32,750
Gain (Loss) Related to Litigation Settlement																								$ 1,900,000